CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Redeemable Non-controlling interest ₽ in Millions, $ in Millions	Redeemable Non-controlling interest RUB (₽)	Redeemable Non-controlling interest USD ($)	RUB (₽)
Beginning balance at Dec. 31, 2018	₽ 13,035
Increase (Decrease) in Temporary Equity
Change in redemption value of redeemable noncontrolling interests	2,293
Ending balance at Dec. 31, 2019	14,246
Increase (Decrease) in Temporary Equity
Foreign currency translation adjustment			₽ 51
Business combination			₽ 2,889
Change in redemption value of redeemable noncontrolling interests	(1,830)
Ending balance at Dec. 31, 2020	3,167
Increase (Decrease) in Temporary Equity
Change in redemption value of redeemable noncontrolling interests	(377)
Ending balance at Dec. 31, 2021	₽ 869	$ 11.7